RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Trade receivables, other than related parties	$ 845	$ 872
Unbilled accounts receivable	30	43	$ 62
Other receivables	260	239
Receivables from government grants	47	46
Receivables from related parties (Note 29)	9	8
Current prepayments and other current assets	1,191	1,208
Noncurrent:
Advances to suppliers	246	199
Non-trade receivables	12	13
Marketable securities	263	0
Other	41	42
Total	$ 562	$ 254